Christopher Menconi

Partner

+1.202.373.6173

christopher.menconi@morganlewis.com

June 24, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The 2023 ETF Series Trust: Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File Nos. 333-272579 and 811-23883)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust (the “Registrant”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 9 to the Registrant’s registration statement on Form N-1A, together with all exhibits thereto (Amendment No. 11 to the Registrant’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the Pictet AI & Automation ETF, Pictet Cleaner Planet ETF, Pictet AI Enhanced International Equity ETF, Pictet Emerging Markets Rising Economies ETF, and Pictet Emerging Markets Debt ETF as new series of the Trust.

Please contact me at (202) 373-6173 should you have any questions or comments.

Very truly yours,

/s/ Christopher Menconi
Christopher Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001